Earnings (Loss) Per Share - Schedule of Calculations of Basic and Diluted EPS (Details) (10-K) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Net loss	$ (1,231,567)	$ (631,854)		$ (3,349,778)	$ (1,734,815)
Basic weighted average shares outstanding	356,751,236	327,276,031		356,938,348	320,508,240
Basic and diluted loss per common share:	$ (0.00)	$ (0.00)		$ (0.01)	$ (0.00)
Successor [Member]
Net loss			$ (1,155,286)			$ (3,495,481)
Basic weighted average shares outstanding			180,479,232			246,656,149
Basic and diluted loss per common share:			$ (0.01)			$ (0.01)